Capital and financing transactions- Schedule of capital and financing transactions (Detail) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of classes of share capital [line items]
Beginning Balance		$ 75,751		$ 74,749	$ 72,892
Issued in relation to share-based payments, net	[1]			11	8
Ending Balance		$ 78,750	$ 71,967	$ 78,750	$ 71,967
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,191,751,567	1,204,394,204	1,191,375,095	1,215,337,523
Beginning Balance		$ 18,732	$ 18,421	$ 18,707	$ 18,507
Issued in relation to share-based payments, net (shares)		21,931	286,079	398,403	1,780,360
Issued in relation to share-based payments, net		$ 2	$ 21	$ 27	$ 125
Issued in relation to the acquisition of a subsidiary or associated corporation (shares)		0	7,000,000	0	7,000,000
Issued in relation to the acquisition of a subsidiary or associated corporation		$ 0	$ 569	$ 0	$ 569
Issued in relation to the Shareholder Dividend and Share Purchase Plan (shares)	[2]	6,401,014	0	6,401,014	0
Issued in relation to the Shareholder Dividend and Share Purchase Plan	[2]	$ 426	$ 0	$ 426	$ 0
Repurchased for cancellation under the Normal Course Issuer Bid (shares)	[3]	0	(13,882,300)	0	(26,319,900)
Repurchased for cancellation under the Normal Course Issuer Bid	[3]	$ 0	$ (212)	$ 0	$ (402)
Outstanding at end of year		1,198,174,512	1,197,797,983	1,198,174,512	1,197,797,983
Ending Balance		$ 19,160	$ 18,799	$ 19,160	$ 18,799

[1]	Represents amounts on account of share-based payments (refer to Note 13).
[2]	Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the “Plan”), common shares from treasury with a discount of 2% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices.
[3]	The Bank currently does not have an active normal course issuer bid and did not repurchase any common shares during the quarter ended April 30, 2023. The Bank’s previous normal course issuer bid terminated on December 1, 2022.